DEBT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Disclosure of borrowings [Table Text Block]
	As at December 31,
	2024	2023
Lease liabilities (d)	7,638	11,040
Gibraltar equipment loans (e)	18,579	11,105
Florence project facility (f)	6,636	5,513
Current portion of long-term debt	32,853	27,658
Senior secured notes (a)	719,250	529,880
Revolving credit facility (b)	-	26,494
Lease liabilities (d)	5,658	6,929
Gibraltar equipment loans (e)	30,419	26,887
Florence project facility (f)	22,522	26,851
Deferred financing fees	(13,494)	(6,808)
Long-term debt	764,355	610,233
Total debt	797,208	637,891

Disclosure of continuity of total debt [Table Text Block]
	2024	2023
Total debt as at January 1	637,891	586,569
Issuance of 2030 Notes	683,650	-
Settlement of 2026 Notes	(546,920)	-
Write-off of deferred financing charges (Note 9)	4,646	-
Deferred financing charges	(13,780)	(190)
Lease and loan additions	9,548	12,267
Net proceeds from Equipment loans	15,673	45,302
Lease and equipment loans from Cariboo acquisition (Note 3)	7,143	9,144
Lease liabilities and equipment loans repayments	(35,466)	(31,953)
Revolving credit facility advance (repayment)	(26,494)	26,494
Unrealized foreign exchange loss (gain)	58,802	(12,533)
Amortization of deferred financing charges (Note 9)	2,515	2,791
Total debt as at December 31	797,208	637,891